January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Active ETF | HIMU | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	751,302	$ 1,720,482
Total Common Stocks — 0.1% (Cost: $1,290)		1,720,482

	Par (000)
Corporate Bonds
Ground Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(b)	$5,494	1,511,954
Total Corporate Bonds — 0.1% (Cost: $4,099,009)		1,511,954
Municipal Bonds
Alabama — 3.7%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	6,675	6,821,311
Black Belt Energy Gas District, RB(c)
Series A, 5.25%, 01/01/54	4,770	5,105,779
Series A, 5.25%, 05/01/56	4,855	5,048,936
Series F, 5.50%, 11/01/53	1,825	1,929,438
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	895	884,584
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,230	2,338,913
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(c)	2,065	2,240,440
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(c)	5,620	6,170,210
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	5,000	5,278,637
MidCity Improvement District, SAB
4.50%, 11/01/42	745	683,014
4.75%, 11/01/49	795	700,536
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	19,630	18,882,902
Series B, AMT, 4.75%, 12/01/54	18,250	16,914,969
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56(c)	4,200	4,372,434
Series H, 5.00%, 11/01/35	13,380	14,435,846
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	1,116,700
		92,924,649
Alaska — 0.4%
Alaska Housing Finance Corp., RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.00%, 12/01/54	7,535	7,640,706
Northern Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, 0.00%, 06/01/66(d)	20,425	2,289,953
		9,930,659
Arizona — 1.6%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	4,400	4,417,833
Series A, 5.00%, 12/15/39	150	150,926
Series A, 5.00%, 07/01/49	1,440	1,306,077
Series A, 5.00%, 07/01/54	1,110	985,430
Series B, 5.13%, 07/01/47	420	394,290
Security	Par (000)	Value
Arizona (continued)
Arizona Industrial Development Authority, RB(b) (continued)
Series B, 5.25%, 07/01/51	$570	$ 535,611
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,040,180
Sustainability Bonds, 5.00%, 07/01/55	1,215	1,047,808
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	2,970	2,781,369
Series A, 5.00%, 07/01/26	175	175,803
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	236,251
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	670,914
5.25%, 07/01/49	870	758,333
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	5,328,049
5.00%, 07/01/56	1,255	978,407
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,257,000
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(b)	4,000	4,263,571
5.25%, 10/01/40(b)	1,255	1,116,589
5.50%, 10/01/51(b)	1,255	1,004,524
Series A, 3.00%, 09/01/51	2,995	2,105,809
AMT, 4.00%, 10/15/47(b)	3,175	2,699,468
Sierra Vista Industrial Development Authority, RB(b)
5.00%, 06/15/34	150	153,910
5.38%, 06/15/34	225	239,819
5.00%, 06/15/44	1,340	1,258,715
6.00%, 06/15/44	545	560,833
5.00%, 06/15/54	1,485	1,308,385
6.30%, 06/15/54	890	914,118
5.75%, 06/15/64	3,100	2,949,507
		40,639,529
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	4,855	4,717,495
AMT, 4.75%, 09/01/49(b)	8,005	7,838,184
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,700	8,348,389
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,073,095
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	5,100	5,484,739
		28,461,902
California — 6.1%
California Housing Finance Agency, RB, M/F Housing, Series P-S, Subordinate, 8.00%, 07/01/67(b)(c)	5,905	5,964,150
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	54,380	40,785,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,243,867
California Municipal Finance Authority, RB(b)
Series A, 5.00%, 05/01/34	275	287,097
Series A, 5.50%, 05/01/44	350	355,003
Series A, 5.75%, 05/01/54	435	436,918
Series A, 5.88%, 05/01/59	190	191,749

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB, M/F Housing
Series A, 6.10%, 12/01/37	$3,325	$ 3,365,655
Series B, 7.10%, 12/01/37	2,875	2,908,486
Series A-S, Subordinate, 8.00%, 09/01/55(b)(c)	2,390	2,437,640
Series A-S, Subordinate, 8.13%, 08/01/56(b)(c)	1,450	1,450,860
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	331,412
Series A, 5.00%, 09/01/49	675	665,731
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	7,445	7,108,058
California School Finance Authority, RB(b)
Series A, 7.00%, 06/01/54	1,780	1,623,628
Series B, 9.00%, 06/01/34	180	184,209
California Statewide Communities Development Authority, RB, M/F Housing, Subordinate, 7.50%, 03/01/68(b)(c)	2,990	3,007,365
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(d)	65,000	3,924,966
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	8,000	8,340,347
Series D, AMT, Subordinate, 4.00%, 05/15/51	16,285	14,409,456
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	5,550	3,777,827
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,816,881
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,265,346
Sustainability Bonds, 4.00%, 07/01/58	1,405	871,939
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	848,791
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	320,380	33,599,180
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(e)	4,420	2,171,260
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	13,205	6,532,449
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	1,030	1,035,636
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,710,421
		153,651,327
Colorado — 5.3%
Aurora Crossroads Metropolitan District No 2 Refunding GOL(e)
6.25%, 12/01/55	9,500	8,494,815
6.50%, 12/01/55	2,450	2,179,607
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	2,335	2,067,461
Baseline Metropolitan District No. 1, GO, Series B, Subordinate, 6.75%, 12/15/54	1,780	1,784,420
Canyons Metropolitan District No. 5, Refunding GOL, Series B, Subordinate, 6.50%, 12/15/54	1,625	1,612,590
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,605,284
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	806,845
Colorado Educational & Cultural Facilities Authority, RB(b)
Senior Lien, 6.88%, 02/01/59	4,800	5,045,290
Security	Par (000)	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, RB(b) (continued)
Series B, Subordinate Lien, 8.50%, 02/01/59	$14,950	$ 16,876,587
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	540	526,922
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	821,398
5.25%, 11/01/52	1,630	1,667,460
Series A, 5.00%, 05/15/35	1,255	1,197,056
Series A, 5.00%, 05/15/44	1,415	1,163,632
Series A, 5.00%, 05/15/49	2,175	1,657,952
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	24,210	17,359,877
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,242	1,169,768
Copperleaf Metropolitan District No. 5, Refunding GOL
Series A, 6.25%, 12/01/45	1,050	1,066,867
Series A, 6.50%, 12/01/55	1,470	1,489,369
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	6,560	6,543,826
Series B, 8.00%, 12/15/54	1,710	1,700,337
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,483,601
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	700	731,170
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	2,013,610
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	1,100	1,083,293
Green Valley Ranch East Metropolitan District No 9 GOL, Series A, 6.50%, 12/01/55(e)	1,450	1,161,231
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,645,779
Haymeadow Metropolitan District No. 1, GOL, Series A, 6.13%, 12/01/54	1,625	1,663,982
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,336	2,352,050
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(b)	1,675	1,308,154
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	654	652,018
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	2,219	2,208,387
Jefferson Center Metropolitan District No. 1, RB, Series A-2, 4.38%, 12/01/47	1,000	910,977
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,393,300
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(b)	8,250	8,017,492
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,077,885
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	1,002,315
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(b)	3,000	2,956,259
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(b)(e)	2,595	2,481,128
Piney Lake Trails Metropolitan District No 1 GOL, Series A, 5.88%, 12/01/55	790	791,754
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(b)	$975	$ 915,107
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,207	1,190,596
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(d)	12,227	7,781,872
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,409	1,047,539
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	665,630
6.38%, 12/01/54	1,000	1,019,134
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(b)	1,000	1,025,217
St Vrain Lakes Metropolitan District No.4, GOL, Series A, 6.75%, 09/20/54(b)(e)	2,700	1,967,060
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,402,883
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	778	765,055
		133,551,841
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(b)	845	758,103
Series A, 5.00%, 01/01/55(b)	1,500	1,249,733
Series A, Sustainability Bonds, 5.38%, 07/01/54	2,915	2,798,586
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,165	10,250,694
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	1,325	1,352,757
Series A, 6.25%, 10/01/60	920	921,373
		17,331,246
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	3,600	3,670,608
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	917,645
Town of Bridgeville Delaware, ST(b)
5.25%, 07/01/44	135	135,691
5.63%, 07/01/53	1,595	1,605,027
Town of Milton Delaware, ST(b)
5.70%, 09/01/44	600	607,296
5.95%, 09/01/53	1,000	1,009,652
		7,945,919
District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., RB(d)
Series A, 0.00%, 06/15/46	61,960	14,496,044
Series B, 0.00%, 06/15/46	43,620	9,812,031
Series C, 0.00%, 06/15/55	57,200	5,761,773
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	275	284,102
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,020,801
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,148,891
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGM), 0.00%, 10/01/30(d)	$3,005	$ 2,625,340
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,900,050
		38,049,032
Florida — 15.8%
Alachua County Health Facilities Authority, RB, 4.00%, 12/01/49	2,560	2,235,049
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(b)(c)	1,250	1,313,824
Angeline Community Development District, SAB
5.50%, 05/01/45	515	520,362
5.75%, 05/01/56	1,340	1,342,712
Antillia Community Development District, SAB, 5.60%, 05/01/44	500	511,978
Ave Maria Stewardship Community District, SAB
4.00%, 05/01/51	135	109,082
4.00%, 05/01/52	250	200,487
5.60%, 05/01/56	1,265	1,250,107
Babcock Ranch Community Independent Special District, SAB
4.00%, 05/01/50	105	89,266
Series 2022, 5.00%, 05/01/42	1,570	1,600,882
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	180,987
5.30%, 05/01/55	550	542,429
Bella Tara Community Development District, SAB
5.88%, 05/01/45	1,210	1,252,975
6.13%, 05/01/56	1,840	1,893,336
Bellehaven Community Development District, SAB
5.80%, 05/01/45	1,420	1,470,065
6.05%, 05/01/55	520	533,277
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	551,595
Series 2024, 5.45%, 05/01/54	255	248,055
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,040	1,040,175
Braddock Lakes Community Development District, SAB
5.55%, 05/01/45	1,215	1,215,732
5.75%, 05/01/55	1,670	1,645,767
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	3,209,284
4.00%, 11/15/55	5,960	4,267,080
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	235	238,429
5.88%, 05/01/54	575	575,003
Series 2022, 5.63%, 05/01/42	740	782,463
Series 2022, 5.75%, 05/01/52	495	502,199
Buckhead Trails II Community Development District, SAB(f)
5.50%, 05/01/46	650	650,121
5.80%, 05/01/56	800	799,320
Capital Projects Finance Authority, RB(b)
6.13%, 06/15/44	210	216,794
6.50%, 06/15/54	275	279,926
Series A-1, 7.50%, 06/15/65	3,405	3,430,139
Series B-1, 9.00%, 06/15/42	420	420,729

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	$2,110	$ 2,147,944
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,210	2,196,298
4.88%, 06/15/56(b)	6,670	5,279,560
Series A, 5.00%, 06/15/49(b)	500	450,028
Series A, 5.75%, 06/01/54(b)	1,925	1,613,475
Series A, 5.00%, 12/15/54	1,050	925,470
Series B, 0.00%, 01/01/35(d)	2,765	1,670,907
Series B, 0.00%, 01/01/60(d)	64,500	5,587,970
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	29,885	2,505,056
Capital Trust Authority, RB(b)
7.50%, 06/01/55	2,310	2,359,037
6.13%, 07/01/55	1,915	1,910,620
8.50%, 07/01/57	4,050	4,059,599
Series A, 5.00%, 07/01/44	680	632,692
Series A, 5.25%, 07/01/54	1,190	1,062,812
Capital Trust Authority, Refunding RB(b)
Series A, 4.75%, 06/15/40	405	399,492
Series A, 5.13%, 06/15/50	375	343,460
Series A, 5.25%, 06/15/59	525	477,735
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34(g)(h)	1,180	944,000
Center Lake Ranch West Community Development District, SAB, 5.60%, 05/01/55(b)	800	798,382
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	762,391
6.00%, 05/01/54	650	654,409
City of Fort Lauderdale Florida, SAB, 4.00%, 07/01/42(b)	760	699,338
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	4,900	4,085,249
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	2,205	2,274,924
6.00%, 05/01/55	1,700	1,738,111
Connerton East Community Development District, SAB
5.25%, 06/15/45	570	570,133
5.50%, 06/15/55	775	760,031
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	515	519,208
County of Lake Florida, RB, 5.00%, 01/15/49(b)	825	715,068
County of Okaloosa Florida, RB(b)
5.50%, 05/15/45	1,325	1,354,854
5.75%, 05/15/60	690	698,552
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/48	5,125	1,553,964
Series A-2, 0.00%, 10/01/49	1,770	504,814
Crossings Community Development District, SAB, 5.60%, 05/01/54	520	518,977
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	383,854
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	365	368,331
5.70%, 05/01/55	600	594,585
5.88%, 05/01/56	2,450	2,440,715
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	570	591,023
6.00%, 05/01/56	1,150	1,180,490
Security	Par (000)	Value
Florida (continued)
Cypress Reserve Community Development District, SAB(b)
5.60%, 05/01/45	$1,750	$ 1,766,813
5.80%, 05/01/56	2,375	2,378,036
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	1,690	1,799,093
East Nassau Stewardship District, SAB, Series 2025, 6.25%, 05/01/56	5,000	5,158,286
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	680,743
Series A-1, 4.60%, 05/01/52	1,090	990,601
Series A-2, 4.40%, 05/01/32	2,200	2,265,324
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,091,508
4.00%, 08/15/50	6,530	5,467,553
Feed Mill Community Development District, SAB, 5.88%, 05/01/56	3,500	3,512,936
Firethorn Community Development District, SAB, 5.60%, 05/01/55	825	815,155
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	2,638,309
Series A, 5.75%, 06/15/29(b)	635	635,720
Series A, 6.00%, 06/15/34(b)	835	836,011
Series A, 4.00%, 06/15/52	2,875	2,340,658
Series A, 5.00%, 06/15/56	1,525	1,421,582
Series A, 5.13%, 06/15/55(b)	10,455	8,733,603
Series B, 4.50%, 12/15/56(b)	5,945	3,873,529
Series C, 5.75%, 12/15/56(b)	2,030	1,513,633
AMT, 5.00%, 05/01/29(b)(g)(h)	3,550	3,589,882
AMT, 6.13%, 07/01/32(b)(c)	5,000	5,015,630
Series A, AMT, 0.00%, 07/15/59(b)(c)(g)(h)	15,025	5,409,000
Series A, Class A, AMT, 4.38%, 10/01/54(b)(c)	2,275	2,297,020
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(b)	1,700	1,336,340
Series A, 4.00%, 06/01/55(b)	2,750	1,989,393
AMT, 12.00%, 07/15/32(b)(c)(g)(h)	15,525	5,589,000
AMT, (AGM), 5.00%, 07/01/44	25,660	25,386,192
AMT, (AGM), 5.25%, 07/01/47	7,850	7,734,487
AMT, (AGM), 5.25%, 07/01/53	9,900	9,738,514
Florida Local Government Finance Commission, RB, 6.88%, 11/15/64(b)	4,800	5,021,604
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	199,412
Series 1, 5.38%, 05/01/44	305	311,239
Series 1, 5.65%, 05/01/54	520	523,242
Series 2, 5.00%, 05/01/31	180	184,059
Series 2, 5.60%, 05/01/44	605	620,308
Series 2, 5.88%, 05/01/55	165	167,258
Gas Worx Community Development District, SAB, 6.00%, 05/01/57(b)	1,800	1,835,554
GIR East Community Development District, SAB
4.30%, 05/01/32	500	507,624
5.30%, 05/01/45	1,000	995,107
5.50%, 05/01/55	1,750	1,701,876
Golden Gem Community Development District, SAB
5.70%, 05/01/44	2,900	2,953,695
6.00%, 05/01/55	1,010	1,020,779
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	897,545
4.50%, 05/01/52	1,015	910,723
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority RB, AMT, 5.25%, 11/01/35	$3,200	$ 3,437,326
Greater Orlando Aviation Authority, ARB, AMT, 5.50%, 11/01/37	930	1,005,287
Greenbriar Community Development District, SAB
5.65%, 05/01/45	585	592,073
5.88%, 05/01/54	705	707,504
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	115	117,650
5.55%, 05/01/45(b)	780	792,884
6.15%, 05/01/54	790	800,951
5.75%, 05/01/55(b)	1,165	1,172,062
Harbor Reserve Community Development District, SAB, 5.75%, 05/01/56	3,255	3,199,115
Harvest Hills South Community Development District, SAB, 5.75%, 05/01/56	2,060	2,033,244
Highland Trails Community Development District, SAB, 5.85%, 05/01/56	1,450	1,441,445
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(b)	890	855,515
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	5,000	4,541,180
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	646,199
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	295,086
Series A, 5.35%, 05/01/44	425	428,991
Series A, 5.63%, 05/01/55	690	685,185
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	365	379,608
5.88%, 06/15/55	475	487,126
KD52 Community Development District No. 1, SAB
5.00%, 05/01/35	1,220	1,236,121
5.88%, 05/01/45	2,475	2,484,323
6.13%, 05/01/56	4,255	4,239,250
Kings Creek I Community Development District, SAB
5.75%, 05/01/45	795	815,782
6.00%, 05/01/55	795	808,197
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	1,110	1,149,423
6.13%, 05/01/56	900	926,088
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	360,918
Series A, 5.30%, 05/01/44	425	426,733
Series A, 5.60%, 05/01/55	695	684,757
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	915	956,725
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	115	117,910
4.63%, 05/01/31	215	220,273
5.50%, 05/01/39(b)	100	103,796
5.50%, 05/01/40	1,395	1,488,637
5.30%, 05/01/44	385	394,076
4.88%, 05/01/45	530	517,972
5.80%, 05/01/45	1,665	1,728,750
5.13%, 05/01/46	830	830,010
5.65%, 05/01/48(b)	130	131,835
4.50%, 05/01/49	805	723,861
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
4.00%, 05/01/52	$790	$ 642,088
5.55%, 05/01/54	180	181,603
6.00%, 05/01/56	4,695	4,831,622
Series 1A, 5.00%, 05/01/38	1,175	1,199,375
Series 1A, 5.10%, 05/01/48	2,530	2,526,727
Series 1B, 4.75%, 05/01/29	750	766,030
Series 1B, 5.45%, 05/01/48	1,930	1,949,288
Lee County Industrial Development Authority, RB
5.25%, 11/15/54	2,340	2,362,762
Series B-1, 4.75%, 11/15/29	985	992,673
Lowery Hills Community Development District, SAB(b)
5.63%, 05/01/45	565	567,968
5.85%, 05/01/55	780	778,456
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	820,597
5.85%, 05/01/54	600	612,786
LTC Ranch West Residential Community Development District, Refunding SAB
Series AA4, 5.38%, 05/01/44	330	330,149
Series AA4, 5.65%, 05/01/54	1,195	1,172,842
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	188,425
Series AA2, 6.00%, 05/01/54	250	251,696
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	605,910
5.50%, 05/01/54	900	875,616
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	215	220,511
5.70%, 05/01/44	565	578,858
5.95%, 05/01/54	220	223,075
Mckendree Pointe Community Development District, SAB, 6.00%, 05/01/56	1,795	1,774,731
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	890,521
New Port Corners Community Development District, SAB, 5.50%, 06/15/55(b)	900	888,982
Newfield Community Development District, SAB
5.63%, 05/01/45	1,805	1,848,574
5.90%, 05/01/56	1,150	1,171,095
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	1,495	1,428,601
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	155	159,731
Series A, 6.00%, 05/01/54	270	275,007
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	1,850	1,833,938
6.00%, 11/01/57	2,150	2,122,342
Palm Beach County Health Facilities Authority, RB, 5.75%, 11/01/50	790	830,886
Palmetto Ridge Community Development District, SAB
5.45%, 05/01/46	1,000	990,894
5.70%, 05/01/55	1,600	1,572,241
Parrish Lakes Community Development District, SAB
5.50%, 05/01/44	860	873,813
5.80%, 05/01/54	270	270,830

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	$470	$ 487,170
5.88%, 05/01/54	375	382,114
6.05%, 05/01/54	885	907,797
Pinery Community Development District, SAB, 5.88%, 05/01/56	1,600	1,587,243
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	471,508
5.25%, 05/01/52	1,650	1,656,467
Reflection Bay Community Development District, SAB
5.63%, 05/01/45	450	459,940
5.88%, 05/01/55	750	760,560
Reunion East Community Development District, SAB, Series 2021, 4.00%, 05/01/51	2,965	2,505,246
Rustic Oaks Community Development District, SAB, 4.00%, 05/01/52	1,400	1,136,181
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	515,100
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	5,200	4,519,187
Seminole County Industrial Development Authority RB, 5.25%, 11/15/39	2,030	2,037,542
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,307,605
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	910	878,698
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	352,377
Solaeris Community Development District, SAB, 6.30%, 05/01/56(b)	3,000	3,073,966
Somerset Bay Community Development District, SAB(b)
4.85%, 05/01/31	305	310,392
5.63%, 05/01/44	925	927,802
5.90%, 05/01/54	905	897,124
South Broward Hospital District, RB
(BAM-TCRS), 3.00%, 05/01/51	415	304,041
Series A, 3.00%, 05/01/51	16,840	12,025,890
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	170	173,470
4.30%, 05/01/40	810	814,655
4.50%, 05/01/46	600	559,534
St. Johns County Industrial Development Authority, Refunding RB, 4.00%, 08/01/55	2,700	2,252,833
Starling Community Development District, SAB(b)
5.38%, 05/01/45	850	846,367
5.60%, 05/01/56	1,610	1,570,611
State of Florida Department of Transportation Turnpike System Revenue, RB, Series B, 3.00%, 07/01/49	1,000	747,078
Sugarloaf Community Development District, SAB
5.38%, 12/15/46	500	500,042
5.63%, 12/15/55	620	614,198
Sunrise Community Development District, SAB, 5.88%, 05/01/55(b)	2,300	2,240,716
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	511,851
Three Rivers Community Development District, SAB, 5.75%, 05/01/56	3,660	3,602,251
Security	Par (000)	Value
Florida (continued)
Tolomato Community Development District, SAB, 4.00%, 05/01/51	$115	$ 94,849
Tradition Community Development District No. 9, SAB
5.40%, 05/01/45	555	558,956
5.65%, 05/01/56	775	775,407
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	685,047
5.50%, 05/01/49	1,685	1,696,311
Two Rivers West Community Development District, SAB
Series 2024, 4.80%, 05/01/31	220	225,228
Series 2024, 5.63%, 05/01/44	750	771,232
Series 2024, 5.88%, 05/01/54	895	911,978
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,155	3,273,696
5.50%, 05/01/53	2,355	2,390,980
Village Community Development District No. 16, SAB, 5.13%, 05/01/56	4,900	4,865,125
Vivid Shores Community Development District, SAB, 5.63%, 05/01/56	1,700	1,695,845
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,728,949
West Villages Improvement District, SAB
4.75%, 05/01/39	885	891,450
5.38%, 05/01/44	495	503,790
5.00%, 05/01/50	1,415	1,383,488
5.63%, 05/01/54	355	354,552
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	640	653,132
Windward at Lakewood Ranch Community Development District, SAB, 4.25%, 05/01/52	900	759,717
		395,040,162
Georgia — 1.1%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	1,720	1,769,476
Series A, 5.50%, 04/01/39	2,640	2,735,608
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	690	674,923
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	525,000
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	3,050	3,157,140
Series A, 5.00%, 06/01/53(c)	2,000	2,123,253
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.00%, 07/01/55	12,610	13,145,450
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	2,765	2,780,444
		26,911,294
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	346,730
Idaho Housing & Finance Association, RB(b)
Series A, 6.00%, 07/01/39	370	378,480
Series A, 6.00%, 07/01/49	595	598,196
Series A, 6.00%, 07/01/54	570	571,722
Series A, 6.95%, 06/15/55	1,540	1,562,277
Series C, 5.00%, 12/01/46	1,000	947,424
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	266,098
Spring Valley Community Infrastructure District No. 1, GO(f)
4.00%, 09/01/27	125	125,515
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho (continued)
Spring Valley Community Infrastructure District No. 1, GO(f) (continued)
4.00%, 09/01/30	$140	$ 140,685
4.00%, 09/01/31	75	75,251
4.20%, 09/01/34	165	165,294
4.30%, 09/01/35	170	170,414
4.60%, 09/01/38	195	195,369
4.65%, 09/01/40	200	200,285
5.13%, 09/01/45	405	405,247
5.50%, 09/01/55	675	675,102
		6,824,089
Illinois — 3.4%
Chicago Board of Education, GO
Series A, 4.00%, 12/01/47	6,000	4,898,260
Series A, 5.75%, 12/01/50	15,680	15,826,613
Series A, 6.25%, 12/01/50	2,330	2,465,894
Series D, 5.00%, 12/01/46	1,800	1,716,183
Series H, 5.00%, 12/01/46	9,325	8,890,783
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/44	4,415	4,636,822
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
(BAM-TCRS), 4.00%, 12/01/55	6,000	5,217,310
Series A, 5.00%, 12/01/49	4,640	4,776,411
City of Chicago Illinois, GO
Series A, 5.00%, 01/01/44	2,425	2,417,130
Series F, 6.00%, 01/01/55	1,095	1,143,796
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	2,050	2,050,625
6.63%, 06/01/55	3,800	3,786,114
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	4,500	4,569,323
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(b)	1,190	1,218,970
5.38%, 11/01/55	2,650	2,660,484
Series A, 5.00%, 08/15/52	4,000	4,014,712
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	4,841,144
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	8,324,573
Village of Lincolnwood Illinois, COP, Series B, 5.75%, 12/01/43(b)	935	951,004
		84,406,151
Indiana — 0.8%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	635	658,403
Indiana Finance Authority, RB
Series A, 6.13%, 10/15/45(b)	965	967,039
Series A, 6.38%, 10/15/55(b)	725	726,500
Series A, AMT, 6.75%, 05/01/39	2,785	3,132,149
Indiana Finance Authority, Refunding RB
5.00%, 11/15/42	2,800	3,049,848
5.00%, 11/15/43	4,000	4,308,478
Series A, 5.25%, 03/01/50	1,725	1,735,969
Series A, 5.38%, 03/01/55	2,035	2,055,091
Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series E, Convertible, 6.00%, 03/01/53	$1,850	$ 1,923,558
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(b)	1,980	1,959,741
		20,516,776
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	4,100	3,850,688
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	872,267
		4,722,955
Kansas — 0.1%
City of Manhattan, RB, Series A, 5.50%, 06/01/55	560	562,837
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	708,717
5.00%, 08/01/56	1,900	1,526,521
		2,798,075
Kentucky(b) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	4,320	4,064,210
Series B, AMT, 4.45%, 01/01/42	2,540	2,548,044
Series B, AMT, 4.70%, 01/01/52	6,000	5,644,736
		12,256,990
Louisiana — 1.3%
Juban Crossing Community Development District, SAB, Series A, 6.25%, 06/01/54	3,000	3,095,426
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59(b)	1,750	1,754,703
Series A, 5.25%, 06/01/60(b)	4,940	3,701,075
Series A, 6.50%, 06/01/62(b)	855	770,353
AMT, 5.75%, 09/01/64	9,200	9,479,072
AMT, 5.00%, 09/01/66	7,000	6,590,419
Class R2, AMT, 6.50%, 10/01/53(b)(c)	2,160	2,264,823
Parish of St. James Louisiana, RB
3.70%, 08/01/41(c)	900	918,634
Series 2, 6.35%, 07/01/40(b)	3,160	3,475,213
		32,049,718
Maine — 0.8%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	1,250	1,062,311
Series A, AMT, 8.50%, 06/01/32	1,250	1,062,377
AMT, Sustainability Bonds, 8.50%, 06/01/35(g)(h)	6,857	3,522,738
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(b)(c)	1,300	1,344,551
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	8,100	7,143,662
Maine State Housing Authority, RB, M/F Housing
Series E, Sustainability Bonds, 4.55%, 11/15/45	3,000	2,970,051
Series E, Sustainability Bonds, 4.85%, 11/15/50	3,000	2,993,703
		20,099,393
Maryland — 0.5%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	265,104
5.00%, 06/01/51	780	775,300
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	1,500	1,470,309

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
City of Baltimore, RB, 5.25%, 06/01/55(b)	$925	$ 907,777
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	8,165	8,315,109
		11,733,599
Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB
Series A-1, 6.38%, 07/15/45(b)	3,375	3,433,269
Series D, Sustainability Bonds, 4.00%, 07/01/45	715	635,492
Massachusetts Development Finance Agency, Refunding RB
4.13%, 10/01/42(b)	855	808,666
5.25%, 07/01/52	4,715	4,625,129
5.00%, 10/01/57(b)	1,900	1,825,264
		11,327,820
Michigan — 0.8%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	160	152,237
Kalamazoo Economic Development Corp., RB, 6.25%, 08/15/56(b)	1,360	1,378,579
Michigan Finance Authority, Refunding RB
4.00%, 12/01/48	3,345	3,016,424
Series 2, 4.00%, 03/01/51	3,000	2,650,305
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	280,436
AMT, 5.00%, 12/31/43	2,030	2,039,021
AMT, Sustainability Bonds, 4.00%, 10/01/61(c)	4,450	4,446,989
Wayne County Airport Authority, ARB, Series A, (AGM), 5.25%, 12/01/48	4,575	4,821,521
		18,785,512
Minnesota — 0.4%
City of Eagan Minnesota, RB, Series A, 6.38%, 02/01/55(b)	245	238,316
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	9,790	9,825,645
		10,063,961
Missouri — 0.2%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	335	344,976
Series A, 4.38%, 11/15/35	1,020	957,515
Series A, 5.75%, 06/15/54	1,665	1,679,629
Kansas City Industrial Development Authority, RB
Series A-1, 5.00%, 06/01/46(b)	965	958,941
Series A-1, 5.00%, 06/01/54(b)	625	600,951
Series C, 7.50%, 11/15/46(g)(h)	425	424,970
Kansas City Industrial Development Authority, Refunding RB(g)(h)
Series B, Class B, 5.00%, 11/15/46	772	8
Series D, Class D, 2.00%, 11/15/46	345	4
Kansas City Land Clearance Redevelopment Authority, TA, Series B, Convertible, 5.00%, 02/01/40(b)	1,240	1,248,531
		6,215,525
Montana — 0.2%
City of Forsyth Refunding RB, AMT, 4.00%, 03/01/31	4,800	4,801,004
Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	440	438,133
Security	Par (000)	Value
Nevada (continued)
City of Las Vegas Nevada Special Improvement District No. 613, SAB (continued)
5.50%, 12/01/53	$250	$ 252,114
City of Reno Nevada, SAB(b)
5.00%, 06/01/41	825	854,954
5.13%, 06/01/47	1,000	984,306
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/45	1,460	1,470,405
		3,999,912
New Hampshire — 1.6%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(b)	3,925	3,928,395
5.95%, 12/01/31(b)	1,345	1,346,419
5.88%, 12/15/33(b)	4,212	4,213,193
5.25%, 12/01/35(b)	1,039	1,038,915
5.38%, 12/15/35(b)	4,440	4,438,435
Series A, 4.13%, 08/15/40	1,435	1,329,715
Series A, 4.25%, 08/15/46	1,610	1,385,169
Series A, 4.50%, 08/15/55	3,350	2,778,307
New Hampshire Business Finance Authority, RB, CAB(b)(d)
0.00%, 04/01/32	1,755	1,175,203
0.00%, 12/15/33	14,330	8,980,099
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	2,820	2,970,142
Series 2025, Subordinate, 5.15%, 09/28/37	5,585	5,702,617
		39,286,609
New Jersey — 0.3%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/37	375	375,867
Series A, 5.25%, 11/01/54(b)	3,955	3,404,128
Series B, 6.50%, 04/01/31	1,790	1,802,098
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,782,163
		7,364,256
New York — 5.4%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(g)(h)	2,114	42,290
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,262,686
Series A, 5.13%, 07/01/33	620	651,545
Series A, 6.13%, 07/01/43	1,780	1,862,143
Series A, 6.38%, 07/01/53	3,260	3,341,137
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,965	1,968,557
Dutchess County Local Development Corp., Refunding RB, Series B, Refunding RB, 4.00%, 07/01/49	5,000	4,399,469
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	475,043
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,190	3,120,173
Sustainability Bonds, 4.80%, 11/01/55	10,000	9,945,650
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	5,000	5,116,454
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,000	2,945,491
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	$9,045	$ 6,669,290
Class 2, 5.38%, 11/15/40(b)	1,600	1,600,080
Series 1, 2.75%, 02/15/44	5,320	4,061,315
Series A, Sustainability Bonds, 3.00%, 11/15/51	8,150	5,859,887
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	3,800	2,760,810
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/55	5,000	5,142,350
New York State Dormitory Authority, Refunding RB
4.25%, 05/01/52	1,645	1,492,967
Series A, 3.00%, 03/15/51	4,200	3,052,733
Series B, 5.00%, 03/15/54	1,380	1,422,319
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	10,000	10,901,488
AMT, 5.63%, 04/01/40	2,215	2,351,608
Series A, AMT, 5.38%, 08/01/36	3,665	3,839,656
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/50	3,000	3,255,716
AMT, Sustainability Bonds, 6.00%, 06/30/55	8,000	8,478,554
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	4,082,331
AMT, 4.00%, 04/30/53	4,620	3,909,643
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	9,900	9,882,734
Suffolk Regional Off-Track Betting Corp., RB
5.00%, 12/01/34	1,570	1,627,954
5.75%, 12/01/44	2,600	2,667,108
6.00%, 12/01/53	3,800	3,874,636
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,625	1,466,451
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(b)	2,500	2,505,111
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	3,300	3,353,202
5.00%, 07/01/46	2,205	2,093,443
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	548,512
Sub-Series C, 5.13%, 06/01/51	2,000	1,708,778
		134,739,314
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	6,175	6,200,840
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	3,985	4,048,707
		10,249,547
North Dakota — 0.7%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,798,289
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,791,499
North Dakota Housing Finance Agency, RB, S/F Housing
Sustainability Bonds, 4.70%, 07/01/45	5,000	5,029,347
Sustainability Bonds, 4.95%, 07/01/50	10,000	10,077,955
		18,697,090
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	37,450	30,799,850
Security	Par (000)	Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Refunding RB(b)
Series A, 5.38%, 01/01/39	$455	$ 468,886
Series A, 5.88%, 01/01/49	1,095	1,091,039
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,415,489
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	623,456
5.25%, 05/01/40	615	597,200
5.50%, 05/01/50	2,895	2,602,928
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	4,500	4,594,532
New York Energy Finance Development Corp., Refunding RB, Series B-3, Class 2, 0.00%, 06/01/57(d)	102,740	7,800,607
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,846,952
Ohio Housing Finance Agency, RB, M/F Housing, Series A, 5.70%, 08/01/43(b)	3,500	3,654,400
		56,495,339
Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB(b)
7.25%, 09/01/51	14,040	13,861,234
Series A-2, 7.25%, 09/01/51	1,920	1,895,553
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,067,125
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/40	6,420	7,213,970
Tulsa Municipal Airport Trust Trustees, Refunding RB, Series C, AMT, 5.50%, 12/01/35	1,260	1,261,510
		25,299,392
Oregon — 0.8%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	790,831
Oregon Health & Science University, Refunding RB, Series A, Sustainability Bonds, 3.00%, 07/01/51	3,300	2,328,551
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	813,903
Series A, 5.25%, 06/15/55	505	453,535
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	15,040	15,044,184
		19,431,004
Pennsylvania — 2.7%
Allegheny Community Broadband, Inc., RB(b)
7.75%, 09/01/45	530	523,848
8.00%, 09/01/51	625	608,794
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
Series A, 5.25%, 05/01/32	300	309,472
Series A, 5.25%, 05/01/42	300	305,387
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	10,165	8,483,621
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	485	517,076
5.38%, 07/01/39	1,125	1,244,610
Lancaster County Hospital Authority, RB, 5.00%, 11/01/46	4,890	4,936,359
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	295,164
Montgomery County Higher Education and Health Authority, Refunding RB, (BAM-TCRS), 4.00%, 09/01/49	3,000	2,678,995

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(b)	$16,590	$ 17,331,447
AMT, 5.75%, 06/30/48	2,890	3,031,426
AMT, 5.25%, 06/30/53	8,940	9,030,375
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(c)	1,750	1,758,762
Series C, 5.25%, 12/01/37(c)	3,065	3,080,472
AMT, 5.50%, 11/01/44	5,390	5,392,403
Pennsylvania Higher Education Assistance Agency, RB
Series 1A, AMT, 4.75%, 06/01/46	2,980	2,998,354
Sub-Series 1C, AMT, 5.00%, 06/01/51	640	612,436
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 4.90%, 10/01/50	4,000	4,015,568
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	517,774
		67,672,343
Puerto Rico — 8.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	80,860	3,834,042
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(d)	2,000	240,550
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,605	3,830,188
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,755,513
Series A-1, Restructured, 4.00%, 07/01/41	1,059	994,475
Series A-1, Restructured, 4.00%, 07/01/46	15,918	14,175,517
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	5,283	3,866,795
Commonwealth of Puerto Rico, NOTES(c)
0.00%, 11/01/51(g)(h)	96,814	58,572,570
0.00%, 11/01/51	36,200	10,769,500
Series A-1, 0.00%, 11/01/43(g)(h)	10,800	7,074,000
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	821,653
Puerto Rico Electric Power Authority, RB
5.00%, 07/01/27	2,290	1,525,712
Series A, 7.25%, 07/01/30(g)(h)	250	166,563
Series A, 7.00%, 07/01/33(g)(h)	8,735	5,819,694
Series A, 6.75%, 07/01/36(g)(h)	5,830	3,884,237
Series A, 7.00%, 07/01/40	1,000	666,250
Series A, 5.00%, 07/01/42(g)(h)	1,605	1,069,331
Series A, 5.05%, 07/01/42(g)(h)	1,080	719,550
Series A, 7.00%, 07/01/43(g)(h)	775	516,344
Series A-1, 10.00%, 07/01/19(g)(h)	230	153,667
Series A-2, 10.00%, 07/01/19(g)(h)	1,161	775,253
Series A-3, 10.00%, 07/01/19(g)(h)	748	499,068
Series B-3, 10.00%, 07/01/19(g)(h)	748	499,068
Series C-1, 5.40%, 01/01/18(g)(h)	2,054	1,371,162
Series C-2, 5.40%, 07/01/18(g)(h)	2,055	1,371,384
Series C-3, 5.40%, 01/01/20(g)(h)	208	138,624
Series C-4, 5.40%, 07/01/20(g)(h)	208	138,624
Series CCC, 5.00%, 07/01/22	715	477,263
Series CCC, 5.00%, 07/01/25	620	413,850
Series CCC, 5.25%, 07/01/26(g)(h)	590	393,088
Series CCC, 5.25%, 07/01/28(g)(h)	1,945	1,295,856
Series D-1, 7.50%, 01/01/20(g)(h)	2,332	1,556,764
Series D-2, 7.50%, 01/01/20(g)(h)	4,430	2,956,980
Series D-4, 7.50%, 07/01/20(g)(h)	709	473,428
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series TT, 5.00%, 07/01/18(g)(h)	$900	$ 600,750
Series WW, 5.50%, 07/01/17(g)(h)	475	317,063
Series WW, 5.50%, 07/01/18(g)(h)	415	277,013
Series WW, 5.50%, 07/01/19(g)(h)	335	223,613
Series WW, 5.38%, 07/01/22(g)(h)	4,500	3,003,750
Series WW, 5.38%, 07/01/24(g)(h)	815	544,012
Series WW, 5.25%, 07/01/25	1,940	1,294,950
Series WW, 5.25%, 07/01/33(g)(h)	315	209,869
Series WW, 5.50%, 07/01/38(g)(h)	415	276,494
Series XX, 5.25%, 07/01/17(g)(h)	230	153,238
Series XX, 5.25%, 07/01/35(g)(h)	705	469,706
Series XX, 5.75%, 07/01/36(g)(h)	2,870	1,912,137
Series XX, 5.25%, 07/01/40(g)(h)	8,150	5,429,937
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	510,637
Series AAA, 5.25%, 07/01/25	3,560	2,376,300
Series AAA, 5.25%, 07/01/28(g)(h)	3,655	2,435,144
Series AAA, 5.25%, 07/01/29(g)(h)	190	126,588
Series UU, 0.00%, 07/01/17(c)(g)(h)	2,660	1,775,550
Series UU, 0.00%, 07/01/18(c)(g)(h)	125	83,438
Series UU, 0.00%, 07/01/20(c)(g)(h)	1,135	757,612
Series UU, 1.00%, 07/01/31(c)(g)(h)	1,345	896,106
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	700,875
Series ZZ, 5.25%, 07/01/23(g)(h)	370	246,975
Series ZZ, 5.25%, 07/01/25(g)(h)	265	176,888
Series ZZ, 5.00%, 07/01/28(g)(h)	345	229,856
Series ZZ, 5.00%, 12/29/49(g)(h)	330	220,275
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	770,460
Series A-2, AMT, 6.50%, 01/01/42	445	507,930
Series A-2, AMT, 6.75%, 01/01/45	680	770,460
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	11,600	11,353,543
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,441,278
Series A-2, Restructured, 4.78%, 07/01/58	1,495	1,426,112
Series B-1, Restructured, 5.00%, 07/01/58	4,880	4,709,149
Series B-2, Restructured, 4.78%, 07/01/58	626	597,154
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,968,226
Series A-1, Restructured, 0.00%, 07/01/46	47,577	16,484,550
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,794,720
		202,888,921
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp. RB, Series A, (AGM), 5.00%, 07/01/65	5,080	5,003,693
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(d)	6,280	912,790
		5,916,483
South Carolina — 1.4%
City of Goose Creek South Carolina, SAB, 5.25%, 10/01/45(b)	1,000	1,002,978
City of Hardeeville South Carolina, SAB(b)
3.50%, 05/01/32	110	100,300
3.88%, 05/01/41	240	205,579
4.00%, 05/01/52	165	124,274
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	$2,240	$ 2,256,167
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,728,431
Series A, 5.63%, 10/01/60	1,330	1,311,740
South Carolina Jobs-Economic Development Authority, RB, M/F Housing(b)
6.88%, 03/01/65(c)	14,770	14,072,491
Series A, 6.75%, 12/01/60	14,985	14,793,395
		35,595,355
Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,323,935
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(d)	3,830	1,662,151
Metropolitan Nashville Airport Authority, ARB(f)
Series B, AMT, 5.25%, 07/01/56	4,410	4,573,439
Series B, AMT, 5.50%, 07/01/56	7,400	7,860,965
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	7,435	7,954,390
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)	6,360	6,827,142
		30,202,022
Texas — 6.6%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(g)(h)	2,340	46,800
Arlington Higher Education Finance Corp., RB(b)(g)(h)
5.63%, 08/15/54	6,160	4,628,646
7.50%, 04/01/62	1,970	985,000
7.88%, 11/01/62	1,670	1,002,000
Arlington Higher Education Finance Corp., Refunding RB, (PSF), 3.00%, 08/15/50	4,405	3,156,028
Beaumont Housing Authority, RB, M/F Housing, Series A, Senior Lien, 6.50%, 07/01/55(b)	1,270	1,255,167
Central Texas Regional Mobility Authority, Refunding RB(d)
0.00%, 01/01/28	3,000	2,848,060
0.00%, 01/01/29	500	461,313
0.00%, 01/01/30	1,330	1,193,387
0.00%, 01/01/31	4,000	3,484,498
City of Anna Texas, SAB
4.88%, 09/15/31(b)	202	206,216
5.50%, 09/15/44(b)	769	780,178
5.75%, 09/15/54(b)	195	196,636
5.50%, 09/15/55	1,000	999,121
City of Aubrey Texas, SAB(b)
5.38%, 12/31/45	1,000	989,366
5.63%, 12/31/55	1,750	1,729,026
City of Bastrop Texas, SAB(b)
5.38%, 09/01/45	390	392,982
5.63%, 09/01/55	780	783,772
City of Buda Texas, SAB(b)
6.00%, 09/01/55	1,080	1,058,682
6.75%, 09/01/55	2,170	2,130,302
City of Celina Texas, SAB(b)
5.38%, 09/01/45	390	386,920
5.50%, 09/01/45	100	100,320
5.63%, 09/01/55	1,010	994,190
Security	Par (000)	Value
Texas (continued)
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	$53	$ 55,218
6.13%, 09/15/44	450	451,720
6.50%, 09/15/54	767	764,429
City of Crandall Texas, SAB(b)
5.00%, 09/15/41	500	489,375
5.25%, 09/15/45	270	267,182
5.50%, 09/15/55	650	642,872
5.63%, 09/15/55	1,450	1,429,208
City of Ennis Texas, SAB(b)
5.25%, 09/15/45	600	594,459
5.50%, 09/15/55	880	860,371
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	290	290,681
City of Friendswood Texas, SAB, 7.00%, 09/15/54	2,146	2,150,534
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 4.00%, 07/01/41	3,600	3,316,528
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	5,400	5,407,084
Series C, AMT, 5.00%, 07/15/27	5,525	5,622,364
City of Hutto Texas, SAB(b)
5.13%, 09/01/45	300	295,409
5.38%, 09/01/60	1,000	968,770
City of Lavon Texas, SAB
5.75%, 09/15/55	1,450	1,442,621
6.38%, 09/15/55	1,200	1,184,073
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	98,583
4.88%, 09/01/41	295	281,730
6.38%, 09/01/44	180	176,831
5.13%, 09/01/51	500	447,430
6.63%, 09/01/54	1,140	1,097,603
City of Oak Point Texas, SAB(b)
5.10%, 09/15/44	500	493,104
5.25%, 09/15/54	230	218,717
5.63%, 09/15/54	1,000	987,281
City of Pilot Point Texas, SAB, 6.13%, 09/15/45(b)	1,440	1,489,476
City of Princeton Texas, SAB(b)
4.38%, 09/01/31	150	151,456
5.00%, 09/01/44	350	348,752
5.13%, 09/01/44	425	418,259
5.38%, 09/01/45	715	719,136
5.25%, 09/01/54	575	561,269
5.38%, 09/01/54	642	623,733
5.63%, 09/01/55	2,460	2,454,646
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	100	99,267
4.00%, 09/01/32	237	232,786
4.25%, 09/01/42	750	686,936
4.50%, 09/01/51	520	449,145
City of Seagoville Texas, SAB(b)
5.75%, 09/15/45	625	639,417
6.00%, 09/15/54	295	301,385
City of Terrell Texas, SAB, 7.00%, 09/15/55(b)	3,855	3,920,458
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	400	371,735
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(b)	550	549,152
County of Denton Texas, SAB, 5.88%, 12/31/45(b)	1,540	1,585,619
County of Hays Texas, Refunding SAB, 5.63%, 09/15/45(b)	1,050	1,050,626

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	$1,380	$ 1,380,245
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/43	520	520,035
Series A, 5.13%, 01/01/48	1,535	1,507,587
Harris County Improvement District No 18 GO, Series A, (BAM), 3.50%, 09/01/47	1,465	1,208,716
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,436,800
4.75%, 02/01/45	2,500	2,191,400
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,089,847
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	588,923
Series A, 5.00%, 07/01/57	3,000	1,944,039
New Hope Cultural Education Facilities Finance Corp., Refunding RB
5.38%, 01/01/55	1,100	1,096,801
Series A, 6.75%, 10/01/52	5,000	5,136,231
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	4,119,447
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	6,900	6,301,611
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(b)	2,225	1,676,092
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	3,820	3,831,075
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,380	3,201,147
Series A, AMT, 4.00%, 01/01/50	31,160	24,121,221
San Antonio Education Facilities Corp., RB, Series A, 5.00%, 10/01/41	645	563,142
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/55	2,410	2,464,507
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 12/01/50	5,000	3,603,872
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(b)	4,935	4,592,964
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	1,500	1,633,621
Texas Water Development Board, RB
4.00%, 10/15/45	3,215	3,127,489
4.75%, 10/15/55	12,100	12,130,844
		165,963,696
Utah — 1.8%
Arrowhead Springs Public Infrastructure District, GOL, 6.00%, 03/01/56(b)	7,100	7,070,343
Black Desert Public Infrastructure District, GOL, Series A, 4.00%, 03/01/51(b)	3,921	3,141,367
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	4,000	4,022,423
County of Utah, RB, Series A, 3.00%, 05/15/50	940	693,625
Mida Mountain Village Public Infrastructure District, TA(b)
5.50%, 06/01/50	1,450	1,458,045
Series 1, Subordinate, 5.13%, 06/15/54	2,000	1,965,300
Series 2, Subordinate, 5.75%, 06/15/44	1,500	1,539,377
Security	Par (000)	Value
Utah (continued)
Point Phase 1 Public Infrastructure District No. 1, RB, Series A-1, 6.13%, 03/01/55	$1,000	$ 1,036,272
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(b)	5,352	5,505,229
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	3,850	3,826,985
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,087,362
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	970	972,363
Series B, (GNMA), 4.50%, 02/21/49	1,542	1,546,551
Series C, (GNMA), 4.50%, 03/21/49	748	749,923
Series D, (GNMA), 4.50%, 04/21/49	1,629	1,633,188
Series E, (GNMA), 4.50%, 05/21/49	1,068	1,070,993
Series F-G2, (GNMA), 4.50%, 06/21/49	1,886	1,891,323
Series G-G2, (GNMA), 4.50%, 07/21/49	1,226	1,229,107
Series H, (GNMA), 4.50%, 08/21/49	1,024	1,026,638
Series I, (GNMA), 4.50%, 11/21/48	516	516,944
Series J, (GNMA), 4.50%, 12/21/48	789	794,499
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	480,490
5.50%, 10/15/48	435	445,065
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	465	468,293
		44,171,705
Vermont(b) — 0.5%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,675,869
Series A, 4.50%, 12/01/44	3,695	3,068,798
Series A, 6.88%, 12/01/46	3,630	3,826,071
Series A, 4.50%, 12/01/50	3,000	2,279,176
		11,849,914
Virginia — 1.0%
Ballston Quarter Community Development Authority, TA
Series A, 5.50%, 03/01/46	500	478,932
Series A-1, 5.50%, 03/01/46	1,154	1,147,053
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(e)	4,432	4,086,077
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,631,448
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,705,499
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	1,475	1,594,185
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	460	460,164
5.00%, 03/01/45	475	461,479
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,148,968
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	9,850	8,004,092
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	1,976,933
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Beach Development Authority, RB (continued)
Series B3, 5.38%, 09/01/29	$1,085	$ 1,097,532
Virginia Commonwealth University Health System Authority, RB, Series A, 4.00%, 07/01/54	2,500	2,224,196
		26,016,558
Washington — 1.1%
Washington Economic Development Finance Authority, RB
AMT, 5.88%, 12/01/45(c)	4,000	4,033,449
Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(b)	3,470	3,574,779
Washington State Housing Finance Commission, RB(b)
6.00%, 07/01/59	300	306,216
Series A, 5.00%, 07/01/50	1,240	1,067,480
Series A, 5.75%, 01/01/53	720	696,593
Series A, 5.88%, 01/01/59	585	569,945
Series B2, 3.95%, 07/01/29	2,830	2,830,891
Washington State Housing Finance Commission, RB, M/F Housing, Series 1, Sustainability Bonds, 3.38%, 04/20/37	3,128	2,989,345
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	265	265,113
5.00%, 01/01/43(b)	2,000	1,897,172
6.00%, 01/01/45(b)	940	939,907
6.25%, 01/01/56	6,300	6,315,703
Series A, 5.00%, 07/01/43	920	944,321
Series A, 5.00%, 07/01/48	620	617,628
		27,048,542
Wisconsin — 7.7%
Public Finance Authority, ARB, AMT, 4.00%, 07/01/41	530	500,569
Public Finance Authority, RB
6.25%, 10/01/31(b)(g)(h)	910	91,000
5.50%, 12/15/32(b)	4,609	4,612,957
5.75%, 12/15/33(b)	12,185	12,213,346
5.00%, 06/15/41(b)	925	816,583
7.00%, 10/01/47(b)(g)(h)	910	91,000
5.00%, 06/15/53	645	612,828
5.75%, 12/01/54(b)	17,175	17,306,567
5.00%, 06/15/55(b)	2,405	1,852,300
5.00%, 01/01/56(b)	3,790	3,153,555
Class A, 4.00%, 09/01/51(b)	1,185	904,144
Class A, 6.45%, 04/01/60(b)	1,080	1,031,667
Class A, 5.75%, 07/01/62	8,787	9,171,142
Class B, 5.42%, 07/01/62(b)(c)	4,800	3,918,000
Series A, 12.00%, 05/16/29(b)	1,895	2,260,651
Series A, 4.25%, 06/15/31(b)	170	169,291
Series A, 5.00%, 06/01/40(b)	750	700,621
Series A, 5.00%, 06/15/41(b)	510	493,896
Series A, 7.75%, 07/01/43(b)	9,100	9,337,185
Series A, 5.00%, 12/15/44(b)	410	393,317
Series A, 7.00%, 01/01/45(b)	2,000	2,107,688
Series A, 6.85%, 11/01/46(b)(g)(h)	1,325	463,750
Series A, 7.00%, 11/01/46(b)(g)(h)	805	281,750
Series A, 5.38%, 07/15/47(b)	1,595	1,554,015
Series A, 5.00%, 06/01/49(b)	1,340	1,119,306
Series A, 5.63%, 06/15/49(b)	7,700	6,908,224
Series A, 5.00%, 06/15/51(b)	1,060	912,721
Series A, 5.25%, 12/01/51(b)(g)(h)	5,280	3,405,970
Series A, 5.00%, 06/15/55(b)	11,540	9,081,500
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 4.75%, 06/15/56(b)	$2,385	$ 2,017,950
Series A, 7.50%, 07/01/59(b)	7,880	8,774,069
Series A-1, 4.50%, 01/01/35(b)	740	735,412
Series B, 0.00%, 01/01/35(b)(d)	950	574,091
Series B, 8.50%, 01/01/36(b)	2,750	2,564,559
Series B, 0.00%, 01/01/60(b)(d)	31,635	2,740,705
AMT, 5.75%, 06/30/60	4,565	4,727,548
AMT, 6.50%, 06/30/60	6,000	6,623,888
AMT, 5.75%, 12/31/65	27,910	28,861,935
AMT, 6.50%, 12/31/65	4,985	5,503,347
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,288,858
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,702,055
Public Finance Authority, RB, CAB(b)(d)
0.00%, 12/15/32	4,428	2,899,114
0.00%, 12/15/37	7,552	3,897,598
0.00%, 12/15/38	2,535	1,180,640
0.00%, 12/15/42	17,085	5,296,866
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(b)(c)	2,740	2,702,154
Public Finance Authority, Refunding RB(b)
5.00%, 05/15/32	980	996,190
5.00%, 03/01/52	1,300	1,137,983
Red Oak Independent School District, GO, Series A, 7.25%, 01/01/61(b)	6,490	6,775,013
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	1,375	1,416,933
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,125,233
		193,007,684
Total Municipal Bonds — 92.6% (Cost: $2,373,045,946)		2,316,934,814
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
District of Columbia — 0.4%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	10,000	10,428,571
Florida — 1.1%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55(j)	16,650	17,412,816
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51	10,700	11,083,271
		28,496,087
Indiana — 0.6%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series F, 5.25%, 01/01/54	13,185	13,876,441
New York — 2.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H-1, Subordinate, 5.00%, 11/01/50	7,500	7,719,190
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54(j)	13,970	14,387,900
New York State Thruway Authority, RB, 2nd Series, Sustainability Bonds, 5.00%, 03/15/59	20,500	20,979,077
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,116,573
		55,202,740

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 0.7%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50(j)	$16,250	$ 17,116,536
Pennsylvania — 1.6%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	12,924,870
Series 149 A, 5.15%, 10/01/50(j)	20,000	20,254,220
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	7,500	7,559,687
		40,738,777
Texas — 0.8%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,229,693
Sabine-Neches Navigation District, ARB, 5.25%, 02/15/52	10,000	10,380,295
		20,609,988
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.4% (Cost: $185,840,186)		186,469,140

	Benefical Interest (000)
Other Interests
Industrial REITs — 0.0%
ESC Sumter County Industrial Development Authority(a)(k)	$250	—
Total Other Interests — 0.0% (Cost: $118,301)		—

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(h)	382,250	764,500
Total Warrants — 0.0% (Cost: $ — )		764,500
Total Long-Term Investments — 100.2% (Cost: $2,563,104,732)		2,507,400,890
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	122,429,090	$ 122,441,333
Total Short-Term Securities — 4.9% (Cost: $122,441,333)		122,441,333
Total Investments — 105.1% (Cost: $2,685,546,065)		2,629,842,223
Other Assets Less Liabilities — 0.5%		14,427,236
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.6)%		(140,919,176)
Net Assets — 100.0%		$ 2,503,350,283

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2032 to October 1, 2043, is $54,313,139.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 116,080,844	$ 6,360,489 (a)	$ —	$ —	$ —	$ 122,441,333	122,429,090	$ 740,690	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 1,720,482	$ 1,720,482
Corporate Bonds	—	1,511,954	—	1,511,954
Municipal Bonds	—	2,316,934,814	—	2,316,934,814
Municipal Bonds Transferred to Tender Option Bond Trusts	—	186,469,140	—	186,469,140
Other Interests	—	—	—	—
Warrants	—	—	764,500	764,500
Short-Term Securities
Money Market Funds	122,441,333	—	—	122,441,333
	$122,441,333	$2,504,915,908	$2,484,982	$2,629,842,223
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $140,184,999 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares High Yield Muni Active ETF

Portfolio Abbreviation (continued)
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments